Cost Reduction and Manufacturing Capacity Rationalization (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Summary of Changes in Accrued Restructuring Balances
The changes in accrued restructuring balances are as follows:

	Global Seating	Electrical Systems	Trim Systems & Components	Corporate/Other	Total
December 31, 2023	$—	$—	$128	$983	$1,111
New charges	1,546	3,745	5,329	164	10,784
Payments and other adjustments	(1,518)	(3,745)	(5,457)	(787)	(11,507)
December 31, 2024	$28	$—	$—	$360	$388

	Global Seating	Electrical Systems	Trim Systems & Components	Corporate/Other	Total
December 31, 2022	$—	$—	$(5)	$—	$(5)
New charges	131	8	678	983	1,800
Payments and other adjustments	(131)	(8)	(545)	—	(684)
December 31, 2023	$—	$—	$128	$983	$1,111